Stock-Based Compensation - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) - Employee Stock [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Weighted average expected volatility	55.00%	55.00%
Weighted average expected term (in years)	6 years 1 month 6 days	6 years 1 month 6 days
Weighted average risk-free interest rate	0.57%	2.00%
Expected dividend yield	0.00%	0.00%